Goodwill - Reconciliation (Details) - Goodwill [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	€ 32,689	€ 32,606	€ 30,271
Acquisitions	38	904	2,333
Disposals	0	(6)	(69)
Translation adjustment	(40)	(815)	73
Reclassifications and other items	0	0	(2)
Reclassification to assets held for sale	0	0	0
Closing balance	32,687	32,689	32,606
Accumulated impairment [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening balance	(5,533)	(5,535)	(5,487)
Impairment	(20)	(772)	0
Disposals	0	0	0
Translation adjustment	(39)	774	(48)
Reclassifications and other items	0	0	0
Reclassification to assets held for sale	0	0	0
Closing balance	€ (5,592)	€ (5,533)	€ (5,535)